Schedule of Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Option, Outstanding	3,810,000	3,810,000	6,240,000
Weighted Average Exercise Price, Outstanding beginning	$ 2.00	$ 2.00	$ 1.17
Weighted Average Remaining Contractual Life in Years, Outstanding beginning		8 years 10 months 9 days	9 years 10 months 9 days
Number of Option, Exercisable	3,280,000	3,120,000	3,120,000
Weighted Average Exercise Price, Exercisable beginning	$ 2.00	$ 2.00	$ 0.33
Weighted Average Remaining Contractual Life in Years, Exercisable beginning	7 years 10 months 13 days	8 years 10 months 9 days	9 years 10 months 9 days
Aggregate Intrinsic value, Exercisable beginning	$ 721,600	$ 984,000	$ 5,210,400
Number of Options, Granted	676,417		705,000
Weighted Average Exercise Price, Granted			$ 2.00
Number of Options, Forfeited	(63,750)		(3,135,000)
Weighted Average Exercise Price, Forfeited	$ 2.00		$ 0.00
Number of Options, Vested	3,431,250	3,280,000	3,120,000
Number of Option, Forfeited	63,750		3,135,000
Weighted Average Exercise Price, Vested
Number of Option, Outstanding	4,422,667	3,810,000	3,810,000
Weighted Average Exercise Price, Outstanding ending	$ 2.00	$ 2.00	$ 2.00
Weighted Average Remaining Contractual Life in Years, Outstanding ending	7 years 3 months 29 days	7 years 10 months 13 days
Number of Option, Exercisable	3,431,250	3,280,000	3,120,000
Weighted Average Exercise Price, Exercisable ending	$ 2.00	$ 2.00	$ 2.00
Weighted Average Remaining Contractual Life in Years, Exercisable ending	7 years 3 months 29 days	7 years 10 months 13 days
Aggregate Intrinsic value, Exercisable ending	$ 18,014,065	$ 721,600	$ 984,000
Weighted Average Remaining Contractual Life in Years, Outstanding beginning	7 years 10 months 13 days